Income Taxes - Reconciliation of Unrecognized Tax Benefits and Interest and Penalties (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	$ 100,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, Beginning balance	600,000	$ 700,000	$ 700,000
Unrecognized tax benefits, Additions for tax positions of the current year		100,000	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		(200,000)
Interest and penalties recognized income tax expense	0	100,000	0
Unrecognized tax benefits, Ending Balance	700,000	600,000	700,000
Interest and Penalties, Beginning balance	100,000	0	0
Interest and Penalties, Ending Balance	$ 100,000	$ 100,000	$ 0